Notes Payable and Long-Term Debt - Maturities and Argentine subsidiary (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) loan
Maturities of long-term debt
2016	$ 4
2017	17
2018	21
2019	34
2020	43
Thereafter	$ 404
Argentine subsidiary
Notes Payable and Long Term Debt
Number of loans obtained | loan	5
Time period the interest rate is fixed on loans	12 months
Time period of fixed deposits to determine average interest rate paid by retail banks	30 days
Minimum amount of fixed deposits to determine average interest rates paid by retail banks	$ 1
Weighted average interest rate (as a percent)	30.23%
Argentine subsidiary | Property, Plant and Equipment
Notes Payable and Long Term Debt
Collateral amount	$ 3
Argentine subsidiary | Minimum
Notes Payable and Long Term Debt
Interest rate (as a percent)	15.00%
Argentine subsidiary | Maximum
Notes Payable and Long Term Debt
Interest rate (as a percent)	32.00%